Consolidated statement of cash flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 11,550	$ 8,299	$ 6,206
Depreciation, depletion, amortization and impairment (Note 5.3)	14,584	16,611	14,423
Non-current liabilities, valuation allowances, and deferred taxes (Note 5.5)	(887)	(384)	(1,559)
(Gains) losses on disposals of assets	(930)	(2,598)	(263)
Undistributed affiliates' equity earnings	(826)	42	(643)
(Increase) decrease in working capital (Note 5.5)	769	827	(1,119)
Other changes, net	443	(478)	(524)
Cash flow from operating activities	24,703	22,319	16,521
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions (Note 7)	(17,080)	(13,767)	(18,106)
Acquisitions of subsidiaries, net of cash acquired	(3,379)	(800)	(1,123)
Investments in equity affiliates and other securities	(1,108)	(1,368)	(180)
Increase in non-current loans	(618)	(961)	(1,121)
Total expenditures	(22,185)	(16,896)	(20,530)
Proceeds from disposals of intangible assets and property, plant and equipment	3,716	1,036	1,462
Proceeds from disposals of subsidiaries, net of cash sold	12	2,909	270
Proceeds from disposals of non-current investments	1,444	294	132
Repayment of non-current loans	2,067	1,025	1,013
Total divestments	7,239	5,264	2,877
Cash flow used in investing activities	(14,946)	(11,632)	(17,653)
CASH FLOW FROM FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	498	519	100
Issuance (repayment) of shares: Treasury shares	(4,328)
Dividends paid: Parent company shareholders	(4,913)	(2,643)	(2,661)
Dividends paid: Non-controlling interests	(97)	(141)	(93)
Issuance of perpetual subordinated notes (Note 9)			4,711
Payments on perpetual subordinated notes (Note 9)	(325)	(276)	(133)
Other transactions with non-controlling interests	(622)	(4)	(104)
Net issuance (repayment) of non-current debt (Note 15)	649	2,277	3,576
Increase (decrease) in current borrowings	(3,990)	(7,175)	(3,260)
Increase (decrease) in current financial assets and liabilities	(797)	1,903	1,396
Cash flow from / (used in) financing activities	(13,925)	(5,540)	3,532
Net increase (decrease) in cash and cash equivalents	(4,168)	5,147	2,400
Effect of exchange rates	(1,110)	3,441	(1,072)
Cash and cash equivalents at the beginning of the period	33,185	24,597	23,269
Cash and cash equivalents at the end of the period (Note 15)	$ 27,907	$ 33,185	$ 24,597